UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21311

PIMCO High Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	March 31, 2008

Date of reporting period:	December 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO High Income Fund Schedule of Investments

December 31, 2007 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—77.4%
Airlines—0.9%
$8,760	American Airlines, Inc., pass thru certificates, 8.608%, 10/1/12	Baa3/BB+	$8,847,600
	Continental Airlines, Inc., pass thru certificates,
12,828	6.92%, 4/2/13, 97-5A 9 (a)(f)(k)	NR/NR	12,911,475
3,732	7.373%, 6/15/17, Ser. 01-1	Ba1/BB+	3,598,021
195	United Air Lines, Inc., pass thru certificates,
	6.602%, 3/1/15, Ser. 01-1	Ba2/BBB	193,627
			25,550,723

Automotive—3.9%
	Allison Transmission, Inc. (c)(k)
10,000	11.00%, 11/1/15	Caa1/B-	9,150,000
4,000	11.25%, 11/1/15, PIK	Caa1/B-	3,550,000
	ArvinMeritor, Inc.,
1,500	8.125%, 9/15/15	B2/B	1,305,000
19,525	8.75%, 3/1/12	B2/B	18,304,687
1,000	Cooper-Standard Automotive, Inc., 8.375%, 12/15/14	Caa1/CCC+	797,500
	Ford Motor Co.,
23,250	7.45%, 7/16/31	Caa1/CCC+	17,379,375
3,000	9.215%, 9/15/21	Caa1/CCC+	2,520,000
	General Motors Corp.,
4,000	8.10%, 6/15/24	Caa1/B-	2,940,000
3,000	8.80%, 3/1/21	Caa1/B-	2,535,000
20,000	9.40%, 7/15/21	Caa1/B-	17,860,000
	Goodyear Tire & Rubber Co.,
5,596	9.00%, 7/1/15	Ba3/B	5,959,740
7,000	11.25%, 3/1/11	Ba3/B+	7,472,500
	Tenneco Automotive, Inc.,
12,250	8.625%, 11/15/14	B3/B	12,096,875
7,214	10.25%, 7/15/13, Ser. B	B1/BB	7,718,980
			109,589,657

Building/Construction—0.4%
11,000	Ahern Rentals, Inc., 9.25%, 8/15/13	B3/B+	9,322,500
€2,000	Grohe Holding GmbH, 8.625%, 10/1/14	B3/CCC+	2,580,519
			11,903,019

Chemicals—1.7%
	ARCO Chemical Co.,
$3,808	9.80%, 2/1/20	B1/BB	3,712,800
2,000	10.25%, 11/1/10	B3/BB	2,090,000
5,500	Great Lakes Chemical Corp., 7.00%, 7/15/09	Ba2/BB+	5,610,000
21,925	Ineos Group Holdings PLC, 8.50%, 2/15/16 (c)(k)	B3/B-	19,622,875
15,300	Nalco Co., 8.875%, 11/15/13	B3/B-	16,026,750
1,250	Rockwood Specialties Group, Inc., 7.50%, 11/15/14	B3/B	1,243,750
			48,306,175

Commercial Products—1.0%
22,200	Hertz Corp., 8.875%, 1/1/14	B1/B	22,616,250
5,000	RJ Reynolds Tobacco Holdings, Inc., 7.75%, 6/1/18	Ba1/BBB	5,361,700
			27,977,950

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Computer Services—2.1%
$19,570	First Data Corp., 9.875%, 9/24/15 (c)(k)	B3/B-	$18,224,562
	SunGard Data Systems, Inc.,
21,556	9.125%, 8/15/13	Caa1/B-	22,041,010
17,000	10.25%, 8/15/15	Caa1/B-	17,467,500
			57,733,072

Consumer Products—0.8%
	Buhrmann U.S., Inc.,
500	7.875%, 3/1/15	B2/B	473,750
6,875	8.25%, 7/1/14	B2/B	6,600,000
16,400	NPC International, Inc., 9.50%, 5/1/14	Caa1/B-	14,760,000
			21,833,750

Containers & Packaging—1.4%
	Berry Plastics Holding Corp.,
8,750	8.875%, 9/15/14	B3/B	8,356,250
1,700	10.25%, 3/1/16	Caa2/CCC+	1,496,000
13,263	Jefferson Smurfit Corp., 8.25%, 10/1/12	B3/B-	13,130,370
	Smurfit-Stone Container,
6,475	8.00%, 3/15/17	B3/B-	6,288,844
9,000	8.375%, 7/1/12	B3/B-	8,977,500
			38,248,964

Electronics—1.1%
14,150	Sanmina-SCI Corp., 8.125%, 3/1/16	B2/B-	12,611,187
20,375	Sensata Technologies BV, 8.00%, 5/1/14	B3/B-	19,254,375
			31,865,562

Energy—0.3%
7,000	Reliant Energy, Inc., 7.875%, 6/15/17	B3/B-	6,965,000

Financial Services—12.3%
29,679	AES Ironwood LLC, 8.857%, 11/30/25	B1/B+	32,647,110
7,708	AES Red Oak LLC, 8.54%, 11/30/19, Ser. A	B1/BB-	8,286,551
700	Ajax Re Ltd., 11.241%, 5/8/09, FRN (a)(c)(k)	NR/BB	703,185
5,000	Buffalo Thunder Development Authority, 9.375%, 12/15/14 (c)(k)	B2/B	4,475,000
7,700	Chukchansi Economic Development Authority, 8.00%, 11/15/13 (c)(k)	B2/BB-	7,546,000
9,977	Consolidated Communications Holdings, 9.75%, 4/1/12	B3/B	10,326,195
	Ford Motor Credit Co.,
8,100	7.80%, 6/1/12	B1/B	7,107,296
10,000	7.993%, 1/13/12, FRN	B1/B	8,406,660
99,950	8.00%, 12/15/16	B1/B	85,026,266
37,305	General Motors Acceptance Corp., 8.00%, 11/1/31	Ba2/BB+	31,368,693
15,800	Hexion U.S. Finance Corp., 9.75%, 11/15/14	B3/B	17,143,000
	JET Equipment Trust (c)(e)(f)(k),
97	7.63%, 8/15/12, Ser. 95-B	NR/NR	56,452
259	10.00%, 6/15/12, Ser. 94-A	NR/NR	247,691
18,445	KRATON Polymers LLC, 8.125%, 1/15/14	B3/CCC+	17,430,525
	LVB Acquisition Merger Sub., Inc. (c)(k)
13,375	10.375%, 10/15/17, PIK	B3/B-	13,408,438
32,625	11.625%, 10/15/17	Caa1/B-	32,298,750

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services (continued)
$7,775	Nuveen Investments, Inc., 10.50%, 11/15/15 (c)(k)	B3/B-	$7,784,719
£2,929	Royal Bank of Scotland PLC, 9.370%, 4/6/11, FRN (f)	NR/NR	5,561,245
$19,203	Universal City Development Partners Ltd., 11.75%, 4/1/10	B1/B-	19,923,112
8,030	Universal City Florida Holding Co., 8.375%, 5/1/10	B3/B-	8,110,300
	UPC Holding BV,
€1,200	7.75%, 1/15/14	B3/B-	1,677,703
€10,200	8.625%, 1/15/14	B3/B-	14,801,066
	Yankee Acquisition Corp., Ser. B
$450	8.50%, 2/15/15	B3/CCC+	416,812
8,600	9.75%, 2/15/17	Caa1/CCC+	7,912,000
			342,664,769

Food—1.8%
3,600	Albertsons, Inc., 6.95%, 8/1/09	B1/B	3,663,324
1	Dole Foods Co., Inc., 8.875%, 3/15/11	Caa1/B-	756
24,925	Ingles Markets, Inc., 8.875%, 12/1/11	B3/B	25,423,500
21,145	Pilgrim’s Pride Corp., 8.375%, 5/1/17	B2/B	20,827,825
			49,915,405

Food Services—0.7%
17,850	ARAMARK Corp., 8.50%, 2/1/15	B3/B-	18,162,375

Healthcare & Hospitals—6.5%
33,125	Community Health Systems, Inc., 8.875%, 7/15/15	B3/B-	33,911,719
	HCA, Inc.,
20,031	7.19%, 11/15/15	Caa1/B-	17,273,633
15,224	7.50%, 12/15/23	Caa1/B-	12,542,779
4,130	7.58%, 9/15/25	Caa1/B-	3,382,726
5,550	7.69%, 6/15/25	Caa1/B-	4,622,600
9,550	8.36%, 4/15/24	Caa1/B-	8,444,330
10,500	8.75%, 9/1/10	Caa1/B-	10,644,375
22,052	9.00%, 12/15/14	Caa1/B-	21,368,145
13,000	9.25%, 11/15/16	B2/BB-	13,682,500
18,450	9.625%, 11/15/16, PIK	B2/BB-	19,557,000
	Tenet Healthcare Corp.,
5,170	7.375%, 2/1/13	Caa1/CCC+	4,549,600
6,950	9.25%, 2/1/15	Caa1/CCC+	6,463,500
25,925	9.875%, 7/1/14	Caa1/CCC+	24,823,188
			181,266,095

Hotels/Gaming—0.8%
5,000	Herbst Gaming, Inc., 8.125%, 6/1/12	B3/CCC+	3,287,500
19,279	Mandalay Resort Group, 9.375%, 2/15/10	B1/B+	20,050,160
			23,337,660

Machinery—0.3%
2,600	Chart Industries, Inc., 9.125%, 10/15/15, VRN	B3/B-	2,678,000
4,325	Terex Corp., 8.00%, 11/15/17	Ba3/B+	4,400,687
			7,078,687

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Metals & Mining—0.5%
$11,725	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	Ba3/BB	$12,604,375

Miscellaneous—2.7%
74,570	Dow Jones CDX U.S. High Yield, 8.375%, 12/29/11, Ser. 7-T1 (c)(g)(j)(k)	B3/NR	75,595,338

Multi-Media—4.4%
3,000	Cablemas S.A. de C.V., 9.375%, 11/15/15 (c)(k)	B1/BB-	3,240,000
5,600	Cablevision Systems Corp., 8.00%, 4/15/12, Ser. B	B3/B+	5,460,000
7,700	CanWest MediaWorks L.P., 9.25%, 8/1/15 (c)(k)	B2/CCC+	7,574,875
5,925	CCH I Holdings LLC, 9.92%, 4/1/14	Caa3/CCC	3,503,156
42,850	CCO Holdings LLC, 8.75%, 11/15/13	Caa1/CCC	41,136,000
10,000	Charter Communications Holdings I LLC, 11.00%, 10/1/15	Caa2/CCC	8,200,000
11,325	Charter Communications Operating LLC, 8.375%, 4/30/14 (c)(k)	B2/B+	11,013,562
	CSC Holdings, Inc.,
6,300	7.625%, 7/15/18	B2/B+	5,819,625
4,485	7.875%, 2/15/18	B2/B+	4,215,900
2,000	8.125%, 7/15/09, Ser. B	B2/B+	2,037,500
€6,045	Lighthouse International Co. S.A., 8.00%, 4/30/14 (c)(k)	B2/B	8,904,380
$7,000	Nielsen Finance LLC, 10.00%, 8/1/14	Caa1/CCC+	7,192,500
7,895	Rogers Cable, Inc., 8.75%, 5/1/32	Baa3/BBB-	9,950,361
307	Sinclair Broadcast Group, Inc., 8.00%, 3/15/12	Ba3/B	314,291
4,750	Unity Media GmbH, 10.375%, 2/15/15 (c)(k)	Caa2/B-	4,868,750
			123,430,900

Oil & Gas—6.7%
	Dynegy Holdings, Inc.,
1,147	7.50%, 6/1/15	B2/B-	1,078,180
18,000	8.375%, 5/1/16	B2/B-	17,685,000
13,925	Dynergy-Roseton Danskammer, Inc., pass thru certificates, 7.67%, 11/8/16, Ser. B	Ba3/B	13,855,375
	El Paso Corp.,
26,000	7.80%, 8/1/31	Ba3/BB-	26,516,282
27,850	8.05%, 10/15/30	Ba3/BB-	29,140,012
3,000	Enbridge Energy Partners L.P., 8.05%, 10/1/37, FRN	Baa3/BB+	2,967,825
	Ferrellgas L.P.,
14,325	8.75%, 6/15/12	B2/B-	14,790,562
20,000	8.87%, 8/1/09 (a)(f)(k)	NR/NR	21,205,536
7,000	OPTI Canada, Inc., 8.25%, 12/15/14 (c)(k)	B1/BB+	6,965,000
17,125	SemGroup L.P., 8.75%, 11/15/15 (c)(k)	B1/NR	16,354,375
33,626	Williams Cos., Inc., 7.875%, 9/1/21	Baa3/BB+	37,450,958
			188,009,105

Paper/Paper Products—3.5%
	Abitibi-Consolidated, Inc.,
6,500	8.375%, 4/1/15	B3/B	4,858,750
13,025	8.55%, 8/1/10	B3/B	11,462,000
6,285	Bowater Canada Finance, 7.95%, 11/15/11	B3/B	5,106,563
8,750	Cascades, Inc., 7.25%, 2/15/13	Ba3/BB-	8,246,875
	Georgia-Pacific Corp.,
27,775	8.00%, 1/15/24	B2/B	25,969,625
16,585	8.875%, 5/15/31	B2/B	16,087,450

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Paper/Paper Products (continued)
	Verso Paper Holdings LLC, Ser. B
$11,800	9.125%, 8/1/14	B2/B+	$11,977,000
12,500	11.375%, 8/1/16	B3/CCC+	12,750,000
			96,458,263

Printing/Publishing—2.3%
1,131	Dex Media West LLC, 9.875%, 8/15/13, Ser. B	B1/B	1,179,068
1,000	Hollinger, Inc., 11.875%, 3/1/11 (a)(c)(e)(f)(k)	B3/NR	399,938
4,555	Idearc, Inc., 8.00%, 11/15/16	B2/B+	4,201,987
55,175	RH Donnelley Corp., 8.875%, 1/15/16, Ser. A-3	B3/B	51,864,500
6,100	TL Acquisitions, Inc., 10.50%, 1/15/15 (c)(k)	Caa1/CCC+	5,894,125
			63,539,618

Real Estate—0.3%
7,390	Delhaize America, Inc., 9.00%, 4/15/31	Baa3/BB+	8,581,091

Retail—0.9%
29,975	Bon-Ton Stores, Inc., 10.25%, 3/15/14	B3/CCC+	22,781,000
2,775	Edcon Proprietary Ltd., 8.198%, 6/15/14, FRN (c)(k)	B2/BB-	3,408,039
			26,189,039

Semi-Conductors—1.3%
	Freescale Semiconductor, Inc.,
31,675	8.875%, 12/15/14	B1/B-	28,428,313
2,300	9.125%, 12/15/14, PIK	B2/B-	1,966,500
8,590	10.125%, 12/15/16	B2/B-	7,129,700
			37,524,513

Telecommunications—15.6%
14,555	Centennial Communications Corp., 8.125%, 2/1/14	B2/CCC+	14,409,450
31,800	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	31,164,000
24,425	Citizens Communications Co., 9.00%, 8/15/31	Ba2/BB+	24,486,062
16,550	Cricket Communications, Inc., 9.375%, 11/1/14	Caa1/CCC	15,598,375
	Digicel Group Ltd. (c)(k)
24,800	8.875%, 1/15/15	Caa2/NR	22,754,000
8,718	9.125%, 1/15/15, PIK	Caa2/NR	7,976,954
	Hawaiian Telcom Communications, Inc.,
12,225	9.75%, 5/1/13, Ser. B	Caa1/CCC	12,194,438
1,250	10.318%, 5/1/13, Ser. B, FRN	Caa1/CCC	1,265,625
	Intelsat Bermuda Ltd.,
20,000	9.25%, 6/15/16	B2/B	20,200,000
10,000	11.25%, 6/15/16	Caa1/B-	10,375,000
16,850	Intelsat Subsidiary Holding Co., Ltd., 8.625%, 1/15/15	B2/B	17,018,500
25,500	MetroPCS Wireless, Inc., 9.25%, 11/1/14	Caa1/CCC	24,097,500
	Nordic Telephone Co.,
€2,300	8.25%, 5/1/16 (c)(k)	B2/B	3,413,156
€5,000	8.25%, 5/1/16	B2/B	7,419,905
$8,600	Nordic Telephone Co. Holdings ApS, 8.875%, 5/1/16 (c)(k)	B2/B	8,858,000
	Nortel Networks Ltd. (c)(k)
6,150	9.493%, 7/15/11, FRN	B3/B-	6,027,000
21,400	10.125%, 7/15/13	B3/B-	22,149,000
16,875	10.75%, 7/15/16	B3/B-	17,803,125

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Telecommunications (continued)
$14,625	PanAmSat Corp., 6.875%, 1/15/28	Ba2/BB	$12,211,875
31,000	Qwest Capital Funding, Inc., 7.90%, 8/15/10	B1/B+	31,465,000
	Qwest Communications International, Inc.,
2,079	7.50%, 2/15/14	Ba3/B+	2,084,198
13,825	7.50%, 2/15/14, Ser. B	Ba3/B+	13,859,563
10,450	Qwest Corp., 8.875%, 3/15/12	Ba1/BBB-	11,233,750
18,020	Rural Cellular Corp., 9.875%, 2/1/10	B3/CCC	18,785,850
12,100	Superior Essex Communications LLC, 9.00%, 4/15/12	B3/B+	11,676,500
4,000	TelCordia Technologies, Inc., 8.993%, 7/15/12, FRN (c)(k)	B2/B	3,590,000
24,975	Time Warner Telecom Holdings, Inc., 9.25%, 2/15/14	B3/CCC+	25,661,812
	West Corp.,
8,250	9.50%, 10/15/14	Caa1/B-	8,126,250
6,500	11.00%, 10/15/16	Caa1/B-	6,483,750
13,000	Wind Acquisition Finance S.A., 10.75%, 12/1/15 (c)(k)	B2/B-	14,235,000
5,000	Windstream Corp., 8.625%, 8/1/16	Ba3/BB-	5,275,000
3,075	Windstream Regatta Holdings, Inc., 11.00%, 12/1/17 (c)(k)	B2/B-	3,059,625
			434,958,263

Transportation—0.1%
2,400	Grupo Transportacion Ferroviaria Mexicana S.A. de C.V., 9.375%, 5/1/12	B2/NR	2,526,000

Utilities—3.1%
2,000	AES Corp., 8.00%, 10/15/17 (c)(k)	B1/B	2,055,000
2,000	Empresa Energetica de Sergipe and Sociedade Anonima de Eletrificaao da Paraiba, 10.50%, 7/19/13 (c)(k)	NR/B+	2,307,862
5,025	Energy Future Holdings Corp., 10.875%, 11/1/17 (c)(k)	B3/CCC+	5,075,250
19,450	Legrand Holding S.A., 8.50%, 2/15/25	Baa3/BBB	22,681,267
19,534	Midwest Generation LLC, pass thru certificates, 8.56%, 1/2/16, Ser. B	Baa3/BB+	20,852,893
21,500	PSE&G Energy Holdings LLC, 8.50%, 6/15/11	Ba3/BB-	22,512,930
6,520	South Point Energy Center LLC, 8.40%, 5/30/12 (a)(c)(k)	NR/D	6,454,957
5,000	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15 (c)(k)	B3/CCC	4,975,000
			86,915,159
	Total Corporate Bonds & Notes (cost—$2,202,494,702)		2,158,730,527

U.S. GOVERNMENT AGENCY SECURITIES—11.9%
	Fannie Mae, TBA, MBS (d)
70,600	5.00%	Aaa/AAA	68,890,138
133,600	5.50%	Aaa/AAA	133,453,842
121,700	6.00%	Aaa/AAA	123,582,577

5,000	Freddie Mac, 5.50%, TBA, MBS (d)	Aaa/AAA	4,986,720

	Total U.S. Government Agency Securities (cost—$331,876,453)		330,913,277

SENIOR LOANS (b)(k)—2.5%
Chemicals—0.0%
1,536	INEOS Group Ltd., 7.357%, 10/7/12, Term A		1,462,226

Commercial Products—0.2%
7,074	Berry Plastics, 11.646%, 6/15/14 (a)		6,632,063

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Entertainment—0.5%
	Tribune Co.,
$3,033	7.396%, 5/30/09, Term X		$2,935,293
13,516	7.91%, 5/30/14, Term B		11,541,081
			14,476,374

Financial Services—0.7%
19,950	Chrysler Financial Corp., 9.00%, 8/3/12		19,233,616

Healthcare & Hospitals—0.1%
	HealthSouth Corp.,
30	7.345%, 2/2/13		28,254
3,979	7.75%, 3/10/13		3,809,886
			3,838,140

Recreation—0.4%
	Amadeus Global Travel (a)
€809	6.752%, 4/8/12, Term A		1,105,054
$1,250	6.846%, 4/8/13, Term B		1,181,920
1,250	7.096%, 4/8/14, Term C		1,191,719
6,965	Travelport, 7.08%, 8/23/13, Term DD		6,629,809
			10,108,502

Telecommunications—0.4%
	Integra Telecom, Inc., Term T (a)
1,345	9.003%, 8/31/13		1,331,093
1,637	9.08%, 8/31/13		1,620,688
1,008	9.21%, 8/31/13		998,319
	Nordic Telephone Co. Holdings ApS,
€1,434	6.675%, 11/30/13, Term B		2,056,838
€1,485	6.925%, 11/30/14, Term C		2,138,207
$1,888	NTL Investment, 7.224%, 1/6/13, Term B		1,806,195
			9,951,340

Wholesale—0.2%
	Roundy’s, Inc.,
4,913	7.91%, 10/27/11, Term B		4,828,437

	Total Senior Loans (cost—$72,643,508)		70,530,698

MUNICIPAL BONDS & NOTES—0.5%
California—0.5%
	Los Angeles Community Redev. Agcy. Rev., Ser. H,
725	9.00%, 9/1/12	NR/NR	758,879
1,160	9.75%, 9/1/17	NR/NR	1,234,356
1,375	9.75%, 9/1/22	NR/NR	1,456,606
2,170	9.75%, 9/1/27	NR/NR	2,292,800
3,480	9.75%, 9/1/32	NR/NR	3,671,435

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	San Diego Redev. Agcy., Tax Allocation,
$1,785	6.59%, 11/1/13	Baa3/NR	$1,843,013
1,435	7.49%, 11/1/18	Baa3/NR	1,512,017
1,885	7.74%, 11/1/21	Baa3/NR	1,984,490

	Total Municipal Bonds & Notes (cost—$14,331,727)		14,753,596

ASSET-BACKED SECURITIES—0.0%
688	Reliant Energy Mid-Atlantic Power Holdings LLC, 9.237%, 7/2/17, Ser. B (cost—$724,291)	Ba2/B+	718,980

Shares
PREFERRED STOCK—0.9%
Financial Services—0.9%
24,700	Fresenius Medical Care Capital Trust II, 7.875%, UNIT		24,761,750

Telecommunications—0.0%
155,565	Superior Essex Holding Corp., 9.50%, 11/10/13 Ser. A		182,789

	Total Preferred Stock (cost—$26,157,273)		24,944,539

Principal
Amount
(000)
SHORT-TERM INVESTMENTS—6.8%
U.S. Treasury Bills (h)—2.7%
$75,500	3.19%-7.75%, 2/28/08-3/13/08 (cost—$75,092,163)		74,931,503

Commercial Paper—2.5%
Financial Services—2.5%
68,500	General Electric Capital Corp., 3.75%, 1/2/08 (cost—$68,500,000)	P-1/A-1+	68,500,000

U.S. Government Agency Securities—1.3%
37,000	Freddie Mac, 3.00%, 1/2/08 (cost—$37,000,000)	Aaa/AAA	37,000,000

Repurchase Agreement—0.3%
8,611	State Street Bank & Trust Co., dated 12/31/2007, 2.25%-3.90%, due 1/2/08, proceeds $8,612,499; collateralized by Fannie Mae, 5.25%-6.09% due 1/15/09-6/6/17, valued at $8,905,206 including accrued interest (cost—$8,611,000)		8,611,000

	Total Short-Term Investments (cost—$189,203,163)		189,042,503

	Total Investments before options written (cost—$2,837,431,117)—100.0%		2,789,634,120

Notional
Amount		Value*
OPTIONS WRITTEN (i)—(0.0)%
	Call Options—(0.0)%
	Freddie Mac (OTC),
8,000,000	strike price $100, expires 3/20/08	$(24,352)

	Put Options—(0.0)%
	Freddie Mac (OTC),
8,000,000	strike price $94, expires 3/20/08	(144,852)

	Total Options Written (premium received—$252,000)	(169,204)

	Total Investments net of options written (cost—$2,837,179,117)—100.0%	$2,789,464,916

Notes to Schedule of Investments:
*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair-value pursuant to procedures approved by the Fund’s Board of Trustees, which include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. At December 31, 2007, no Senior Loans were fair-valued. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Illiquid security.
(b)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on December 31, 2007.

(c)

144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	When-issued delayed-delivery security. To be settled/delivered after December 31, 2007.
(e)	Security in default.
(f)	Securities with an aggregate value of $40,382,337, representing 1.45% of total investments, have been fair-valued.
(g)	Credit-linked trust certificate.
(h)	All or partial amount segregated as collateral for futures contracts, swaps and/or options written.
(i)	Non-income producing.
(j)	All or partial amount segregated as collateral for reverse repurchase agreements.
(k)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $496,667,692, representing 17.81% of total investments.

Glossary:

£—Great British Pound

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2007.

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

NR—Not Rated

OTC—Over the Counter

PIK—Payment-in-Kind

TBA—To Be Announced

UNIT—More than one class of securities traded together.

VRN—Variable Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2007.

Other Investments:

(1)  Futures contracts outstanding at December 31, 2007:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation
Long:	Financial Future Euro—90 day	316	$75,654	3/17/08	$72,731
	Financial Future Euro—90 day	749	180,238	6/16/08	288,091
	Financial Future Euro—90 day	859	207,255	9/15/08	1,189,562
	Financial Future Euro—90 day	763	184,322	3/16/09	2,078,156
	Financial Future Euro—90 day	95	22,843	12/14/09	229,584
					$3,858,124

(2)  Transactions in options written for the period ended December 31, 2007:

	Contracts/Notional	Premiums
Options outstanding, March 31, 2007	—	$—
Options written	16,000,000	252,000
Options outstanding, December 31, 2007	16,000,000	$252,000

(3) Credit default swap contracts outstanding at December 31, 2007:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
Bank of America
Dow Jones CDX	$900	6/20/12	2.75%	$12,160
HCA	10,500	9/1/10	(3.73)%	(215,592)
Bear Stearns
Forest Oil	1,000	9/20/12	2.42%	7,340
Citigroup
Georgia-Pacific	4,500	9/20/12	2.22%	(214,047)
GMAC	10,000	6/20/12	7.28%	(76,443)
LCDX	15,000	12/20/12	2.25%	(19,613)
Nortel Networks	6,150	7/15/11	(3.67)%	101,826
SunGard Data Systems	1,950	9/20/12	2.92%	(85,821)
Williams Co., Inc.	4,000	10/1/10	(0.77)%	(35,531)
Credit Suisse First Boston
Forest Oil	5,000	9/20/12	3.06%	167,649
Sanmina	2,800	9/20/12	4.22%	(194,307)
Deutsche Bank
Dow Jones CDX	12,325	12/20/12	3.75%	10,481
Dow Jones CDX	64,000	12/20/11	3.25%	(1,052,511)
Goldman Sachs
Abitibi-Consolidated Co. of Canada	5,000	3/20/08	5.00%	92,040
GMAC	15,000	3/20/12	6.45%	(431,279)
JPMorgan Chase
Celestica	6,400	9/20/12	4.25%	(185,585)
CSC Holdings	2,000	9/20/12	2.52%	(118,551)
Gazprom Capital	10,000	2/20/12	0.77%	(287,794)
GMAC	3,000	3/20/12	2.11%	(403,758)
HCA	2,000	9/20/12	3.04%	(88,441)
Smurfit-Stone Container	4,700	12/20/09	2.30%	5,979
Lehman Brothers
ARAMARK	5,000	9/20/08	2.25%	26,089
ArvinMeritor	3,000	12/20/09	2.35%	(108,046)
Dow Jones CDX	17,900	12/20/12	3.33%	103,828
Dynegy	5,000	9/20/08	2.00%	11,624
Freescale Semiconductor	5,000	9/20/08	3.25%	3,389
GMAC	3,900	12/20/12	7.95%	55,154
GMAC	4,000	12/20/12	8.00%	61,839
Harrah’s Operating	5,000	9/20/08	3.75%	31,094
L-3 Communications	5,000	9/20/08	1.00%	23,350
LCDX	5,000	12/20/12	2.25%	(33,100)
LCDX	6,615	6/20/12	1.20%	(348,745)
NRG Energy	5,000	9/20/11	2.25%	(155,767)
Sanmina	5,000	9/20/08	3.25%	7,257
Merrill Lynch
Dow Jones CDX	6,000	12/20/11	3.25%	(15,090)
Dow Jones CDX	19,400	12/20/12	3.23%	(14,007)
Georgia-Pacific	5,000	12/20/12	3.60%	13,707
GMAC	2,700	9/20/08	6.40%	(23,824)
GMAC	14,000	12/20/12	6.30%	(396,206)
Residential Capital LLC	5,000	12/20/08	5.00%	(501,480)
Residential Capital LLC	2,300	12/20/08	5.00%	(35,181)
Morgan Stanley
Albertsons LLC	3,600	8/1/09	(0.85)%	(23,966)
ARAMARK	3,350	9/20/12	2.68%	(174,549)
Dow Jones CDX	5,000	12/20/12	3.75%	(123,873)
Gazprom Capital	13,000	4/20/11	1.05%	(178,988)
Great Lakes Chemical	5,500	7/15/09	(0.37)%	(18,911)
Russian Federation	1,400	6/20/08	0.245%	(1,725)
				$(4,827,925)

(4) Interest rate swap agreements outstanding at December 31, 2007:

			Rate Type		Unrealized
Swap Counterparty	Notional Amount (000)	Termination Date	Payments Made by Fund	Payments Received by Fund	Appreciation (Depreciation)
Barclays Bank	$1,800	6/21/26	3-Month USD-LIBOR	6.00%	$97,306,293
Barclays Bank	17,700	6/18/10	3-Month USD-LIBOR	4.00%	80,689
Barclays Bank	BRL 141,100	1/2/12	BRL-CDI-Compounded	10.68%	(4,307,542)
Barclays Bank	$700,800	6/21/25	5.70%	3-Month USD-LIBOR	(10,293,827)
Barclays Bank	1,840,000	6/21/26	6.00%	3-Month USD-LIBOR	(39,062,777)
Citigroup	MXN 133,000	5/14/09	28-Day Mexico Interbank TIIE Banxico	7.91%	(39,295)
Citigroup	$240,000	7/20/16	3-Month USD-LIBOR	5.10%	7,013,018
Deutsche Bank	203,200	6/18/09	3-Month USD-LIBOR	4.00%	529,003
Deutsche Bank	105,900	6/18/10	3-Month USD-LIBOR	4.00%	152,067
Deutsche Bank	£400	9/15/10	6 month LIBOR	5.00%	(4,183)
Goldman Sachs	BRL 18,000	1/2/12	BRL-CDI-Compounded	10.15%	(603,835)
JPMorgan Chase	$660,000	4/21/17	4.648%	3-Month USD-LIBOR	(11,995,814)
JPMorgan Chase	660,000	4/21/17	3-Month USD-LIBOR	5.815%	2,056,398
Lehman Brothers	400,000	7/20/17	4.93%	3-Month USD-LIBOR	(13,917,572)
Lehman Brothers	400,000	7/20/17	3-Month USD-LIBOR	6.245%	4,937,244
Merrill Lynch	33,100	6/18/18	5.00%	3-Month USD-LIBOR	(458,309)
Morgan Stanley	MXN 162,000	5/14/09	28-Day Mexico Interbank TIIE Banxico	7.91%	(48,128)
Morgan Stanley	$39,400	6/18/09	3-Month USD-LIBOR	4.00%	98,561
Morgan Stanley	18,300	6/18/10	3-Month USD-LIBOR	4.00%	82,510
Morgan Stanley	BRL 174,100	1/2/12	BRL-CDI-Compounded	10.115%	(6,785,846)
Royal Bank of Scotland	$4,000	6/18/09	3-Month USD-LIBOR	5.00%	(1,573)
Royal Bank of Scotland	72,000	6/18/10	3-Month USD-LIBOR	4.00%	(3,559)
UBS	8,700	6/18/09	3-Month USD-LIBOR	5.00%	(4,291)
UBS	680,000	6/21/25	3-Month USD-LIBOR	5.70%	61,549,038
					$86,278,270

BRL — Brazilian Real

£ — Great British Pound

CDI — Inter-bank Deposit Certificate

LIBOR - London Inter-Bank Offered Rate

MXN — Mexican Peso

TIIE — Inter-Bank Equilibrium Interest Rate

The Fund received $68,750,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(5)  Forward foreign currency contracts outstanding at December 31, 2007:

	U.S.$ Value Origination Date	U.S.$ Value December 31, 2007	Unrealized Appreciation (Depreciation)
Purchased:
34,557,900 Brazilian Real settling 7/2/08	$18,609,532	$18,900,208	$290,676
106,000 Euro settling 1/17/08	156,074	155,026	(1,048)
1,004,212,915 Indian Rupee settling 5/12/08	25,000,000	25,331,110	331,110
22,875,000,000 Korean Won settling 8/4/08	25,000,000	24,637,539	(362,461)
279,687,500 Mexian Peso settling 7/10/08	25,000,000	25,220,470	220,470
633,250,000 New Russian Ruble settling 7/10/08	25,000,000	25,720,409	720,409
Sold:
3,265,000 British Pound settling 1/31/08	6,576,695	6,493,531	83,164
40,431,000 Euro settling 1/17/08	59,223,733	59,130,553	93,180
1,004,212,915 Indian Rupee settling 5/12/08	25,030,232	25,331,111	(300,879)
22,875,000,000 Korean Won settling 8/4/08	25,061,627	24,637,539	424,088
279,687,500 Mexian Peso settling 7/10/08	25,069,017	25,220,470	(151,453)
633,250,000 New Russian Ruble settling 7/10/08	25,094,115	25,720,409	(626,294)
			$720,962

(6)  Open reverse repurchase agreements at December 31, 2007:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par
Lehman Brothers	4.75%	11/2/07	11/2/09	$40,004,212	$36,690,000

Collateral for open reverse repurchase agreement at December 31, 2007 as reflected in the Schedule of Investments:

Counterparty	Description	Rate	Maturity Date	Par	Value
Lehman Brothers	Dow Jones CDX	8.375%	12/29/11	$74,570,000	$75,595,338

(7) At December 31, 2007, the Fund held the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Unfunded Commitments
Harrah’s Entertainment	$15,000,000
Mylan Laboratories	47,983
Sandridge Energy	10,600,000
Sensata Technologies	10,700,000
SLM	13,200,000
Telesat	5,139,825
Telesat Canada	60,175
$54,747,983

Item 2. Controls and Procedures

(a)          The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR270.3a-3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)          There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or in reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO High Income Fund

By	/s/ Brian S. Shlissel

President & Chief Executive Officer

Date: February 27, 2008

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel

President & Chief Executive Officer

Date: February 27, 2008

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: February 27, 2008